Consolidated Statements of Changes in Equity - USD ($)	Common Stock [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Apr. 30, 2024	$ 1,279	$ (1,279)	$ 57,140		$ 57,140
Balance, shares at Apr. 30, 2024	10,000
Foreign currency translation				2,453	2,453
Net income			444,079		444,079
Balance at Apr. 30, 2025	$ 1,279	(1,279)	501,219	2,453	503,672
Balance, shares at Apr. 30, 2025	10,000
Foreign currency translation				(10,322)	(10,322)
Net income			1,074,974		1,074,974
Shareholder distribution			(70,212)		(70,212)
Balance at Apr. 30, 2026	$ 1,279	$ (1,279)	$ 1,505,981	$ (7,869)	$ 1,498,112
Balance, shares at Apr. 30, 2026	10,000